Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Supplemental Balance Sheet Information Related To Operating Leases [Abstract]
Operating lease ROU assets	$ 8,009	$ 8,363
Operating lease liabilities, current	1,038	1,062
Operating lease liabilities, long-term	$ 6,109	$ 6,604
Weighted average remaining lease term (in years)	10 years 4 months 28 days	10 years 9 months 18 days
Weighted average discount rate	5.92%	5.80%